ACCOUNT PAYABLE	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
14.	ACCOUNTS PAYABLE

Accounts payable consist of the following at December 31, 2013 and 2012, respectively:

	December 31,
	2013	2012

Accounts payable	$1,272,381	$4,069,697
Notes payable	13,205,785	6,415,627
	$14,478,166	$10,485,324

The notes are payable on demand to Company’s creditors. The creditors have given extended credit terms secured by pledge of the Company's restricted cash. All outstanding is due within one year.